Disclosures on Individual Items of the Financial Statements (Details) - Schedule of other investments - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of other investments [Abstract]
Other investments	€ 2,084	€ 140
Total	€ 2,084	€ 140